Lease Liabilities	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Lease Liabilities
36.	LEASE LIABILITIES
As of December 31, 2019 and 2020, the lease liabilities were repayable as follows:

	2019		2020
	Present value of the minimum lease payments	Total minimum lease payments	Present value of the minimum lease payments	Total minimum lease payments
Within 1 year:	10,790	11,085	11,503	11,757

After 1 year but within 2 years	9,602	10,183	9,770	10,352
After 2 years but within 5 years	10,871	12,112	5,575	6,203
After 5 years	1,062	1,430	1,113	1,498

	21,535	23,725	16,458	18,053

	32,325	34,810	27,961	29,810

Less: total future interest expenses		(2,485)		(1,849)

Present value of lease liabilities		32,325		27,961